Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
20.	PROPERTY, PLANT AND EQUIPMENT

Owner-occupied Property

	Plant	Machinery	Office equipment	Motor vehicles	Furniture and fixtures	Leasehold improvements- factories and offices	Leasehold improvements- shops	Total
COST
At December 31, 2020	7,191,993	45,324	137,150	33,800	160,979	896,680	269,029	8,734,955
Additions	2,311,212		11,332	999,829	2,526			3,324,899
Disposals		(45,876)	(20,638)	(34,211)	(1,591)	(907,602)	(272,306)	(1,282,224)
Reclassification to investment property	(5,487,395)	-	-	-	-	-	-	(5,487,395)
Translation adjustment	150,063	552	3,642	15,632	4,455	10,922	3,277	188,543
At December 31, 2021	4,165,873	-	131,486	1,015,050	166,369	-	-	5,478,778

Additions	-	-	-	-	1,008	-	-	1,008
Disposals	(1,716,185)	-	(118,285)	-	(156,406)	-	-	(1,990,876)
Translation adjustment	(289,116)	-	(7,601)	(80,387)	(9,481)	-	-	(386,585)
At December 31, 2022	2,160,573	-	5,600	934,663	1,489	-	-	3,102,326
DEPRECIATION AND IMPAIRMENT
At December 31, 2020	(4,459,340)	(45,324)	(135,065)	(30,609)	(159,973)	(798,006)	(269,029)	(5,897,346)
Provided for the year	(186,439)	-	(773)	(20,856)	(57)	(9,118)	-	(217,243)
Eliminated upon disposal of assets	-	45,876	18,171	30,982	1,263	816,842	272,305	1,185,439
Depreciation reclassified to investment property	1,602,628	-	-	-	-	-	-	1,602,628
Impairment reclassified to investment property	1,792,237	-	-	-	-	-	-	1,792,237
Impairment	(48,859)	-	-	-	-	-	-	(48,859)
Translation adjustment	(74,928)	(552)	(3,462)	(691)	(4,395)	(9,718)	(3,276)	(97,022)
At December 31, 2021	(1,374,701)	-	(121,129)	(21,174)	(163,162)	-	-	(1,680,166)
Provided for the year	(70,084)	-	(1,817)	(227,388)	(258)	-	-	(299,547)
Disposal of subsidiaries	1,296,658	-	113,591	-	153,845	-	-	1,564,095
Translation adjustment	79,710	-	6,935	7,083	9,270	-	-	102,998
At December 31, 2022	(68,418)	-	(2,419)	(241,479)	(304)	-	-	(312,622)

CARRYING AMOUNT
At December 31, 2021	2,791,172	-	10,357	993,876	3,207	-	-	3,798,612
At December 31, 2022	2,092,155	-	3,181	693,184	1,185	-	-	2,789,704

Depreciation is provided on straight-line basis for all property, plant and equipment over their estimated useful lives of the assets as follows:

	Useful life	Residual Value
Plant	30 years	5%
Machinery	5 years	10%
Office equipment	3 years	5%
Motor vehicles	4 years	5%
Furniture and fixtures	3 years	5%
Leasehold improvements-factories and offices	Shorter of estimated useful life of 5 years or lease term	10%
Leasehold improvements-shops	Shorter of estimated useful life of 5 years or lease term	Nil
Distributor shops’ furniture and fixtures	1.5 years	Nil

Plant and building include buildings owned by the Company are set out below:

Location	Description	Gross area (m2)
Jinxi Town, Longshan Road, Taihu City, Anhui Province, the PRC	Dormitory	8,573
Jinxi Town, Longshan Road, Taihu City, Anhui Province, the PRC	Factory	22,292
8-101 Bojingwan Beiyuan, Hexi District, Tianjing, the PRC	Office	242

The first two buildings were disposed along with the menswear business in 2022.

Investment Properties

As at December 31, 2021, fair value approximated carry amounts, being the initial cost to acquire these investment properties.

COST	2022	2021
Opening balance at 1 January	30,354,968	24,118,655
Disposed by disposal of subsidiaries	(27,951,015)	-
Transfer (to)/from inventories and owner-occupied property	-	5,487,395
Translation adjustment	(2,403,953)	748,918
Closing balance at 31 December	-	30,354,968

DEPRECIATION AND IMPAIRMENT	2022	2021
Opening balance at 1 January	(22,990,440)	(15,844,460)
Provided for the year	(400,802)	(540,273)
Disposed by disposal of subsidiaries	21,560,993	-
Impairment for the year	-	(2,673,131)
Transfer to/(from) inventories and owner-occupied property	-	(3,394,864)
Translation adjustment	1,830,249	(537,712)
Closing balance at 31 December	-	(22,990,440)

CARRYING AMOUNT	2022	2021
Closing balance at 31 December	-	7,364,527

CARRYING AMOUNT	2021
Closing balance at 31 December	7,364,527